LIQUIDITY AND CAPITAL RESOURCES	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Liquidity And Capital Resources
LIQUIDITY AND CAPITAL RESOURCES

NOTE 2. LIQUIDITY AND CAPITAL RESOURCES

The Company incurred a loss of $1.66 million during the three months ended September 30, 2021, compared to a loss of $1.28 million during the three months ended September 30, 2020. The loss was incurred as the Company funded operational expenses, primarily research and development, general and administrative, and sales and marketing costs.

On July 1, 2021 the Company completed an IPO in which, as a result of the sale of its common shares at $7.00 per share, it raised approximately $13.4 million in gross proceeds and $11.8 million in net proceeds after fees and expenses. See Note 7. Furthermore, on November 2, 2021 the Company completed a SPA whereby it sold additional common shares that resulted in approximately $13.6 million in net proceeds after fees and expenses. See Note 11.

The Company expects to continue to generate net losses for the foreseeable future as it makes investments to grow its business. Management believes that the Company’s existing balances of cash and cash equivalents, which are approximately $26 million following the SPA (see Note 11), will be sufficient to meet its anticipated cash requirements for at least twelve months from the date that these financial statements are issued. However, should the Company’s current cash and cash equivalents not be sufficient to support the development of its business to the point at which it has positive cash flows from operations, the Company plans to meet its future needs for additional capital through equity and/or debt financings. Equity financings may include sales of common stock. Such financing may not be available on terms favorable to the Company or at all. If the Company is unable to obtain adequate financing or financing on terms satisfactory to it when required, the Company’s ability to continue to support its business growth, scale its infrastructure, develop product enhancements and to respond to business challenges could be significantly impaired.

THE GLIMPSE GROUP, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

SEPTEMBER 30, 2021 AND 2020

NOTE 2. LIQUIDITY AND CAPITAL RESOURCES

The Company incurred a loss of $6.09 million during the year ended June 30, 2021, compared to a loss of $4.99 million during the year ended June 30, 2020. The loss was incurred as the Company funded operational expenses, primarily research and development, general and administrative, sales and marketing, and to satisfy legacy acquisitions costs.

THE GLIMPSE GROUP, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2021 AND 2020

Net cash used in operating activities was $1.21 million during the year ended June 30, 2021, compared to $2.02 million during the year ended June 30, 2020. The Company has raised approximately $8.88 million through the issuance of common share and convertible debt financings since inception through June 30, 2021, of which approximately $1.82 million was raised during the year ended June 30, 2021 from the sale of common stock as disclosed in Note 6 and the issuance of convertible promissory notes as disclosed in Note 9.

The combination of operating losses since inception, cash expected to be used in operating activities in the future, uncertain conditions relating to additional capital raises and continued revenue growth had created uncertainty about the Company’s ability to continue as a going concern.

The Company had $1.77 million of cash as of June 30, 2021 compared to $1.03 million as of June 30, 2020. On July 1, 2021 the Company completed an IPO through Nasdaq in which, as a result of the sale of its common shares at $7.00 per share, it raised approximately $13.4 million in gross proceeds and $11.8 million in net proceeds after fees and expenses. See Note 13.

The Company generated $3.42 million of revenues during the year ended June 30, 2021, compared to $1.95 million during the year ended June 30, 2020. In addition, as disclosed in Note 9, during the year ended June 30, 2020 the Company received a $0.549 million Paycheck Protection Program 1 (“PPP 1”) loan and an additional $0.624 million Paycheck Protection Program 2 (“PPP 2”) loan in February 2021.

As of the date that this financial statement was issued, the Company’s cash position was approximately $13 million, contracted revenue backlog to be collected over the short term exceeded $1.5 million and the Company’s shares were traded on Nasdaq post its July 1, 2021 IPO. As such, the Company believes that it is sufficiently funded to meet its operational plan and future obligations beyond the 12-month period from the date that these financial statements were issued.

Given the above, doubt about the company’s ability to continue as a going concern was alleviated and the accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern.

While Management believes it will be able to continue to grow the Company’s revenue base, there is no assurance. In parallel, Management continually monitors its capital structure and operating plans and evaluates various potential funding alternatives that may be needed in order to finance the Company’s research and development activities, general and administrative expenses and growth strategy. These alternatives include raising funds through public equity or debt markets. Although there is no assurance that, if needed, the Company will be successful with its fundraising initiatives, the Company has been successful historically in raising equity capital and Management believes that its Nasdaq listing significantly increases its ability to access capital going forward.